Morgan Creek-Exos Active SPAC Arbitrage ETF (CSH)
Listed on NYSE Arca, Inc.
Summary Prospectus dated January 26, 2022
Before you invest, you may want to review the Fund’s prospectus and statement of additional information (“SAI”), which contain more information about the Fund and its risks. The current prospectus and SAI dated January 26, 2022, as supplemented from time to time, are incorporated by reference into this Summary Prospectus. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at www.morgancreekcap.com. You can also get this information at no cost by calling 1-800-617-0004 or by sending an e-mail request to ETF@usbank.com.

Investment Objective
The Morgan Creek-Exos Active SPAC Arbitrage ETF (the “Fund”) seeks to preserve capital and provide incremental total return.
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.25%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	1.25%

1 Estimated for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$127	3 Years:	$397
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund is actively managed using a strategy designed around the unique characteristics of “Pre-Combination” (defined below) SPAC securities. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in units made up of common stock, warrants and rights of U.S.-listed special purpose acquisition companies (“SPACs”). A right is a privilege granted to existing holders of a company’s stock to receive additional shares of the common stock before it is offered to the public. A warrant is a derivative that gives the right, but not the obligation, to buy or sell a security at a certain price prior to expiration. Exos Asset Management, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund with the oversight of Morgan Creek Capital Management, LLC (the “Adviser”).

A SPAC is a “blank check” company with no commercial operations that is designed to raise capital via an initial public offering (“IPO”) for the purpose of engaging in a merger, acquisition, reorganization, or similar business combination (a “Combination”) with one or more operating companies. Sponsors of SPACs typically pay the SPAC’s offering costs and underwriting fees and contribute all or a portion of its working capital in exchange for participation in the common stock and derivatives (such as warrants and rights) of the SPAC. A SPAC IPO typically involves the sale of units consisting of one share of common stock and a warrant or right (or portion of a warrant or right) to purchase common stock at a fixed price upon or after the consummation of a Combination. The capital raised in the IPO is typically placed into a trust. The proceeds of the IPO may be used only to consummate a Combination and for other limited purposes such as paying taxes owed by the SPAC. “Pre-Combination” SPACs are SPACs that are either seeking a target for a Combination or have not yet completed a Combination with an identified target. Pre-Combination SPACs often have predetermined time frames to consummate a Combination (typically two years) or the SPAC will seek to extend the time frame or liquidate. “Post-Combination” SPACs are operating companies that have completed a Combination with a SPAC. The Fund generally will not hold a SPAC’s common stock past the date on which it no longer has the ability to redeem for its share of the underlying collateral held in trust but may, in limited circumstances, continue to hold the rights or warrants on a Post-Combination SPAC security. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Pre-Combination SPACs.
At times, the Fund may utilize leverage in the form of borrowing, which would typically be in the form of loans from banks or other lenders, that may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund may borrow funds collateralized by its assets to invest in the shares of Pre-Combination SPACs. Generally, Fund borrowing may be used to acquire SPACs trading in the secondary market at a discount to their collateralization or trust asset value. Fund borrowing may be zero at any time. Consistent with applicable regulations, the Fund will maintain an asset coverage ratio (i.e., the value of the Fund’s assets over the Fund’s borrowings) of 300% or higher.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a lesser number of issuers than if it were a diversified fund. The SPACs in which the Fund invests will generally be small or mid-capitalization companies.
Investment Sub-Adviser’s Process. The Fund is actively managed using a strategy designed around the unique characteristics of Pre-Combination SPAC securities. The Fund seeks to protect capital at all times via its ability to redeem its shares in SPACs for Treasury bill collateral held in trust, while seeking to generate incremental return via actively trading SPAC securities to extract value from both the underlying collateral and the embedded optionality inherent in the securities. That is, SPAC securities have equity options embedded in them both explicitly (i.e., warrants and rights that are part of a SPAC unit which can be detached and traded separately from the common stock after a minimum holding period) and implicitly (i.e., if the common stock trades above the SPAC redemption value). The Sub-Adviser evaluates potential SPAC investments by seeking to identify those it believes are more likely to: (i) complete a merger, (ii) complete a merger in a short period of time; and (iii) generate above-average performance. The Sub-Adviser considers a variety of factors, including a SPAC’s history and relationships, area of focus, and its management team’s ability to raise outside capital. Potential SPAC investments are also analyzed using a proprietary framework that estimates the potential return of each security taking into account (i) the stated return to trust value and (ii) the estimated value of the embedded options. The Sub-Adviser will make a determination as to whether to continue to hold an individual SPAC security beyond the initial time period within which the SPAC has to complete a Combination if such time frame is extended because the SPAC has not yet completed a Combination. In such cases, the Sub-Adviser will consider similar criteria, including any additional capital invested in the SPAC and the estimated return from the embedded options. In implementing the Fund’s strategy, the Sub-Adviser seeks to:
•harvest return on deals that trade above collateral value;
•monetize the value of warrants and rights embedded in SPAC units it buys at or below collateral value;
•buy issues at a discount to collateral value to lock in embedded return;
•add overall exposure as SPACs get cheaper relative to their collateral value and reduce overall exposure as SPACs get more expensive relative to their collateral value;
•generally recycle capital by selling the Fund’s investment in individual SPACs that are trading above collateral value and reinvesting the proceeds into SPACs trading at or below collateral value; and
•adjust the portfolio at advantageous prices by placing buy orders on the bid or worse, and placing sell orders on the offer or better, in order to earn the spread between the bid and offer.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. The following risks could affect the value of your investment in the Fund:
•Associated Risks of Pre-Combination SPACs. The Fund invests in equity securities, warrants and rights of SPACs, which raise funds to seek potential Combination opportunities. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. If a Combination that meets the requirements for the SPAC is not completed within a pre-established period of time (e.g., 18-24 months), the invested funds are generally returned to the entity’s shareholders (less any applicable taxes, fees, and administrative expenses); however, in certain cases, the SPAC may extend its period of operations beyond the initial pre-established period of time. If this occurs, a fund investing in the SPAC may have difficulty redeeming its holdings, or may not be able to do so at a desirable time. Because SPACs have no operating history or ongoing business other than seeking Combinations, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management or the sponsor of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Although redemption rights are generally granted to all public shareholders regardless of how they vote, exchange rules may only oblige SPACs to offer redemption rights to shareholders that vote against a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. Additionally, SPAC securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale or redemption, which may have the effect of discouraging shareholders from accumulating large blocks of SPAC holdings.
•Borrowing and Leverage Risk. Borrowing magnifies the potential for gain or loss by the Fund and, therefore, increases the possibility of fluctuation in the Fund’s NAV. This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s NAV may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing. Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will cause the Fund’s investment performance to decrease. Borrowing also may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stock, warrants, and rights are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listed exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.

◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Illiquidity Risk. Illiquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid investments at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.
•Management Risk. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Adviser’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.
•Market Capitalization Risk.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the coronavirus (COVID-19) pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Rights and Warrants Risk. The Fund may purchase rights and warrants and rights to purchase equity securities. Investments in warrants or rights are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. Warrants and rights and warrants involve the risk that the Fund could lose the purchase value of the warrant or right if the warrant or right is not exercised or sold prior to its expiration.
◦Post-Combination SPAC Warrants. Although the Fund generally will not hold the common stock of a Post-Combination SPAC, the Fund may hold warrants to buy the stock of companies that are derived from a SPAC. Post-Combination SPACs may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. Post-Combination SPACs are thus often subject to extreme price volatility and speculative trading. The stocks underlying the warrants may have above average price appreciation that may not continue and the performance of these stocks may not replicate the performance exhibited in the past, which could adversely affect the value of the warrants the Fund holds.
•Tax Risk. The investment in equity securities of SPACs introduces complexities beyond typical equity investments and may introduce tax risks to the Fund. In particular, certain non-U.S. SPACs may be treated as “passive foreign investment companies” (“PFICs”) under the Code, thereby causing the Fund to be subject to special tax rules. If a SPAC is classified as a PFIC, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of shares in the PFIC even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains unless the Fund makes certain elections. See “Federal Income Taxes—Foreign Investments” in the SAI for additional information.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.morgancreekcap.com.
Portfolio Management

Adviser	Morgan Creek Capital Management, LLC
Sub-Adviser	Exos Asset Management, LLC
Portfolio Manager	Dewey Tucker Partner and Portfolio Manager of the Sub-Adviser, has been the portfolio manager of the Fund since its inception in January 2022.
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.morgancreekcap.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.